Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

NOTE 11. SEGMENT INFORMATION

We operate and report our results in two business segments consisting of the Professional Instrumentation and Industrial Technologies segments. As of March 31, 2017, there have been no material changes in total assets or liabilities by segment since December 31, 2016. Segment results are shown below ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Sales:
Professional Instrumentation	$716.1	$697.4
Industrial Technologies	819.1	777.3

Total	$1,535.2	$1,474.7

Operating Profit:
Professional Instrumentation	$158.0	$146.0
Industrial Technologies	152.6	130.7
Other	(15.7)	(13.7)

Total	$294.9	$263.0

NOTE 18. SEGMENT INFORMATION

We report our results in two separate business segments consisting of Professional Instrumentation and Industrial Technologies. Operating profit represents total revenues less operating expenses, excluding other income/expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Inter-segment amounts are not significant and are eliminated to arrive at combined totals.

Detailed segment data is as follows ($ in millions):

	For The Year Ended December 31
	2016	2015	2014
Sales:
Professional Instrumentation	$2,891.6	$2,974.2	$3,121.6
Industrial Technologies	3,332.7	3,204.6	3,215.6

Total	$6,224.3	$6,178.8	$6,337.2

Operating Profit:
Professional Instrumentation	$642.3	$694.8	$691.6
Industrial Technologies	667.4	617.2	597.0
Other	(63.7)	(42.3)	(43.3)

Total	$1,246.0	$1,269.7	$1,245.3

Identifiable assets:
Professional Instrumentation	$3,905.2	$3,894.0	$4,124.6
Industrial Technologies	3,294.8	3,316.6	3,231.0
Other	989.8	—	—

Total	$8,189.8	$7,210.6	$7,355.6

Depreciation and amortization:
Professional Instrumentation	$99.4	$103.5	$107.4
Industrial Technologies	75.7	73.4	70.6
Other	1.3	—	—

Total	$176.4	$176.9	$178.0

Capital expenditures, gross:
Professional Instrumentation	$36.2	$34.6	$30.0
Industrial Technologies	84.4	85.5	72.6
Other	9.0	—	—

Total	$129.6	$120.1	$102.6

Operations in Geographical Areas:

	For The Year Ended December 31
($ in millions)	2016	2015	2014
Sales:
United States	$3,471.2	$3,415.8	$3,289.5
China	536.0	501.4	498.2
Germany	268.1	268.2	321.5
All other (each country individually less than 5% of total sales)	1,949.0	1,993.4	2,228.0

Total	$6,224.3	$6,178.8	$6,337.2

Long-lived assets:
United States	$4,480.7	$4,333.9	$4,273.3
United Kingdom	353.4	359.2	432.4
Germany	262.7	349.1	346.3
All other (each country individually less than 5% of total long-lived assets)	604.3	574.3	620.2

Total	$5,701.1	$5,616.5	$5,672.2

Sales by Major Product Group:

	For The Year Ended December 31
($ in millions)	2016	2015	2014
Professional tools and equipment	$4,005.9	$3,959.7	$4,020.8
Industrial automation, controls and sensors	1,138.2	1,170.5	1,306.1
Franchise distribution	618.1	590.4	535.0
All other	462.1	458.2	475.3

Total	$6,224.3	$6,178.8	$6,337.2